Consolidated Provision for Income Taxes Included within Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal					$ 9,541	$ 2,373	$ 352
State					936	133	430
Foreign					3,173	1,065	1,237
Current Income Tax Expense (Benefit), Total					13,650	3,571	2,019
Deferred
Federal					2,963	2,139	1,731
State					487	248	(305)
Foreign					1,147	(1,130)	672
Deferred income taxes			(4,476)	1,282	4,597	1,257	2,098
Tax provision	$ 588	$ 5,793	$ 5,080	$ 7,213	$ 18,247	$ 4,828	$ 4,117